CONTINGENCIES AND COMMITMENTS (Details Narrative) $ in Millions, $ in Millions	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Disclosure of contingent liabilities in business combination [line items]
Assets from third parties managed by the Bank and its affiliates		$ 1,630,396	$ 1,660,768
Legal Proceedings Contingent Liability [Member]
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent liabilities		923	1,214
Legal Proceedings Contingent Liability [Member] | Subsidiaries [Member]
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect of contingent liabilities		$ 0	$ 0
Contingent Liability For Guarantees [Member] | USD [Member] | Non-adjusting Events After Reporting Period [Member]
Disclosure of contingent liabilities in business combination [line items]
Insurance policy cover amount for bank and subsidiaries	$ 50